Tax - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Effective tax rate	30.40%	30.90%
U.S. federal statutory rate	35.00%
Unrecognized tax benefit	$ 127
Realized [Member]
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Unrecognized tax benefit	$ 54